Advances From The Federal Home Loan Bank -Schedule of Advances from Federal Home Loan Bank (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Advances From The Federal Home Loan Bank [Abstract]
2027	$ 33,554
2028	15,015
2029	15
2030	8
Advance from Federal Home Loan Bank, Total	$ 48,592